Average Annual Total Returns - Investor Class and Class H - Technology Fund	Aug. 01, 2021
Investor Class
Average Annual Return:
1 Year	49.85%
5 Years	25.23%
10 Years	16.80%
Investor Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	49.26%
5 Years	24.52%
10 Years	16.47%
Investor Class | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	29.90%
5 Years	20.53%
10 Years	14.21%
Investor Class | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	18.40%
5 Years	15.22%
10 Years	13.88%
Class H
Average Annual Return:
1 Year	49.47%
5 Years	24.91%
10 Years	16.37%
Class H | Return After Taxes on Distributions
Average Annual Return:
1 Year	48.81%
5 Years	24.14%
10 Years	16.01%
Class H | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	29.72%
5 Years	20.22%
10 Years	13.80%
Class H | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	18.40%
5 Years	15.22%
10 Years	13.88%